Derivatives (Details) - SEK (kr) kr in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments
Assets Fair value	kr 6,904	kr 6,432
Liabilities Fair value	7,267	12,637
Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	6,904	6,432
Liabilities Fair value	7,267	12,637
Nominal amounts	700,047	650,819
Interest rate-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	3,865	3,918
Liabilities Fair value	1,370	1,720
Nominal amounts	527,448	483,545
Currency-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value	3,039	2,509
Liabilities Fair value	5,501	9,789
Nominal amounts	165,267	158,019
Equity-related contracts | Derivatives
Disclosure of detailed information about financial instruments
Assets Fair value		5
Liabilities Fair value	253	1,002
Nominal amounts	310	3,722
Contracts related to commodities, credit risk, etc. | Derivatives
Disclosure of detailed information about financial instruments
Liabilities Fair value	143	126
Nominal amounts	kr 7,022	kr 5,533